Financial Instruments - Summary of Additional Information Related to Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil And Natural Gas Swaps
Liabilities:
Total net liability	$ (185,755)	$ (66,830)
Fair Value on Recurring Basis
Liabilities:
Total net liability	(185,755)	(66,830)	$ (15,433)
Fair Value on Recurring Basis | Oil And Natural Gas Swaps
Assets:
Oil and natural gas derivatives	733	1,908	20,469
Liabilities:
Oil and natural gas derivatives	(186,488)	(68,738)	(35,902)
Fair Value on Recurring Basis | Level 2
Liabilities:
Total net liability	(185,755)	(66,830)	(15,433)
Fair Value on Recurring Basis | Level 2 | Oil And Natural Gas Swaps
Assets:
Oil and natural gas derivatives	733	1,908	20,469
Liabilities:
Oil and natural gas derivatives	$ (186,488)	$ (68,738)	$ (35,902)